PGIM US Large-Cap Buffer 12 ETF - January
Schedule of Investments  (unaudited)
as of July 31, 2024
Description	Shares	Value
Short-Term Investments 105.4%
Affiliated Mutual Fund 0.6%
PGIM Core Government Money Market Fund (7-day effective yield 5.561%) (cost $26,109)(wb)	26,109	$26,109
Options Purchased*~ 104.8%
(cost $3,928,904)		4,322,625

TOTAL INVESTMENTS, BEFORE OPTIONS WRITTEN 105.4% (cost $3,955,013)		4,348,734
Options Written*~ (5.4)%
(premiums received $138,010)		(222,418)

TOTAL INVESTMENTS, NET OF OPTIONS WRITTEN 100.0% (cost $3,817,003)		4,126,316
Liabilities in excess of other assets(z) (0.0)%		(423)

Net Assets 100.0%		$4,125,893

Below is a list of the abbreviation(s) used in the quarterly schedule of portfolio holdings:

ETF—Exchange-Traded Fund
S&P—Standard & Poor’s
SPDR—Standard & Poor’s Depositary Receipts

*	Non-income producing security.
#	Principal or notional amount is shown in U.S. dollars unless otherwise stated.
~	See tables subsequent to the Schedule of Investments for options detail. Options with maturity dates greater than one year from date of acquisition would be considered long-term investments.
(wb)	Represents an investment in a Fund affiliated with the Manager.
(z)	Includes net unrealized appreciation/(depreciation) and/or market value of the below holdings which are excluded from the Schedule of Investments:
Options Purchased:
Exchange Traded
Description	Call/ Put	Expiration Date	Strike	Contracts		Notional Amount (000)#	Value
SPDR S&P 500 ETF Trust	Call	12/31/24	$4.75		79		8	$4,290,156
SPDR S&P 500 ETF Trust	Put	12/31/24	$475.31		79		8	32,469
Total Options Purchased (cost $3,928,904)								$4,322,625

PGIM US Large-Cap Buffer 12 ETF - January
Schedule of Investments  (unaudited) (continued)
as of July 31, 2024
Options Written:
Exchange Traded
Description	Call/ Put	Expiration Date	Strike	Contracts		Notional Amount (000)#	Value
SPDR S&P 500 ETF Trust	Call	12/31/24	$549.89		79		8	$(208,579)
SPDR S&P 500 ETF Trust	Put	12/31/24	$418.27		79		8	(13,839)
Total Options Written (premiums received $138,010)							$(222,418)
Other information regarding the Fund is available in the Fund’s most recent Report to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).
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